Note 7 - Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cash and Cash Equivalents [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Cash	24,775,703	19,074,190
Investment in money market accounts	1,430	—
Time deposits with tenor less than 90 days	16,144,685	15,967,482
Total	40,921,818	35,041,672